Lessee Accounting (Supplemental Cash Flow Information) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amount included in the measurement of lease liabilities
Operating cash flows from operating leases	¥ 42,178	¥ 39,879	¥ 36,733
Noncash activity – Rights of use assets obtained in exchange for lease liabilities
Operating leases	¥ 56,854	¥ 21,588	¥ 30,700